Subsequent Events (Details) - USD ($)	1 Months Ended
	Oct. 31, 2022	Apr. 02, 2022
Subsequent Events (Details) [Line Items]
Unsecured promissory note		$ 500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note		$ 500,000
Recognized gain on debt	$ 12,075,000